SUBSEQUENT EVENTS (Details) € in Millions, $ in Millions	1 Months Ended	2 Months Ended		3 Months Ended
	Mar. 31, 2022	Feb. 28, 2022 USD ($) GW	Feb. 28, 2022 EUR (€) GW	Jun. 30, 2022 USD ($) MW
Forecast | Poland Renewable Business
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest	32.00%
Forecast | 750 MW Portfolio
Disclosure of non-adjusting events after reporting period [line items]
Cash payments to acquire assets				$ 220
Proportion of ownership interest				26.00%
Wind power capacity | MW				700
Major purchases of assets | 1.7 GW Germany Portfolio
Disclosure of non-adjusting events after reporting period [line items]
Solar power capacity | GW		1.7	1.7
Cash payments to acquire assets		$ 76	€ 65
Major purchases of assets | 20 GW United States Portfolio
Disclosure of non-adjusting events after reporting period [line items]
Solar power capacity | GW		20	20
Cash payments to acquire assets		$ 650
Brookfield Renewable | Forecast | Poland Renewable Business
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest	8.00%
Brookfield Renewable | Forecast | 750 MW Portfolio
Disclosure of non-adjusting events after reporting period [line items]
Cash payments to acquire assets				$ 55
Proportion of ownership interest				25.00%
Brookfield Renewable | Forecast | 750 MW Portfolio | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest				60.00%
Brookfield Renewable | 1.7 GW Germany Portfolio | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest		25.00%	25.00%
Brookfield Renewable | 20 GW United States Portfolio | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest		25.00%	25.00%
Brookfield Renewable | Major purchases of assets | 20 GW United States Portfolio
Disclosure of non-adjusting events after reporting period [line items]
Cash payments to acquire assets		$ 160